APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of InvestmentsSeptember 30, 2022 (unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value

98.28%	COMMON STOCKS

10.40%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	332	$24,681
	Alphabet, Inc. - Class A*	6,741	644,777
	Charter Communications, Inc.*	98	29,728
	Comcast Corp. - Class A	904	26,514
	Electronic Arts, Inc.	72	8,331
	Fox Corp.	132	4,050
	Meta Platforms, Inc.*	2,762	374,748
	Netflix, Inc.*	172	40,496
	Omnicom Group, Inc.	243	15,331
	Paramount Global	111	2,113
	Take-Two Interactive Software*	52	5,668
	The Interpublic Group of Cos., Inc.	180	4,608
	Warner Bros. Discovery, Inc.*	332	3,818
			1,184,863

12.63%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	42	6,566
	Aptiv PLC*	32	2,503
	Autozone, Inc.*	42	89,961
	Bath & Body Works, Inc.	156	5,086
	Best Buy Co., Inc.	318	20,142
	Booking Holdings, Inc.*	6	9,859
	Carmax, Inc.*	175	11,553
	Chipotle Mexican Grill*	5	7,514
	D. R. Horton, Inc.	589	39,669
	Darden Restaurant, Inc.	30	3,790
	Dollar General Corp.	177	42,455
	Dollar Tree, Inc.*	138	18,782
	Domino’s Pizza, Inc.	92	28,538
	eBay, Inc.	382	14,061
	Ford Motor Co.	4,143	46,402
	Garmin Ltd.	136	10,922
	Genuine Parts Co.	101	15,081
	Hasbro, Inc.	210	14,158
	Hilton Worldwide Holdings, Inc.	51	6,152
	The Home Depot, Inc.	1,151	317,607
	Lennar Corp.	394	29,373

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
	LKQ Corp.	372	$17,540
	Lowe’s Cos, Inc.	679	127,523
	Marriott Intl. - Class A	213	29,850
	McDonald’s Corp.	394	90,912
	Mohawk Industries, Inc.*	25	2,280
	Newell Brands, Inc.	29	403
	Nike, Inc. - Class B	595	49,456
	NVR, Inc.*	6	23,922
	O’Reilly Automotive, Inc.*	136	95,656
	Pulte Group, Inc.	361	13,537
	Starbucks Corp.	601	50,640
	Tapestry, Inc.	195	5,544
	Target Corp.	420	62,324
	Tesla, Inc.	225	59,681
	Tractor Supply Co.	68	12,640
	Ulta Beauty, Inc.*	25	10,030
	Under Armour, Inc. - Class C*	45	299
	Whirlpool Corp.	74	9,976
	Yum! Brands, Inc.	352	37,432
			1,439,819

6.88%	CONSUMER STAPLES
	Altria Group, Inc.	992	40,057
	Archer-Daniels-Midland Co.	74	5,953
	Brown-Forman Corp. - Class B	101	6,724
	Campbell Soup Co.	79	3,722
	Church & Dwight Co., Inc.	192	13,716
	The Clorox Co.	48	6,163
	The Coca Cola Co.	1,086	60,838
	Colgate-Palmolive Co.	462	32,455
	Conagra Brands, Inc.	180	5,873
	Constellation Brands, Inc. - Class A	48	11,025
	Costco Wholesale Corp.	121	57,145
	The Estee Lauder Cos., Inc.	133	28,715
	General Mills, Inc.	196	15,016
	Kellogg Co.	100	6,966
	Kimberly-Clark Corp.	88	9,904
	The Kraft Heinz Co.	89	2,968
	The Kroger Co.	224	9,800
	Lamb Weston Holding	25	1,934
	Mondelez International, Inc.	432	23,687
	PepsiCo., Inc.	317	51,753
	Philip Morris International, Inc.	1,004	83,342

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
	The Procter & Gamble Co.	826	$104,282
	Sysco Corp.	27	1,909
	The Hershey Co.	84	18,519
	The J.M. Smucker Co.	48	6,596
	Tyson Foods, Inc. - Class A	198	13,054
	Walgreens Boots Alliance	447	14,036
	Walmart, Inc.	1,138	147,599
			783,751

3.34%	ENERGY
	APA Corp.	269	9,197
	Chevron Corp.	340	48,848
	ConocoPhillips	453	46,360
	Coterra Energy, Inc.	528	13,791
	Devon Energy Corp.	369	22,188
	Diamondback Energy, Inc.	105	12,648
	EOG Resources, Inc.	266	29,720
	Exxon Mobil Corp.	1,038	90,628
	Halliburton Co.	85	2,093
	Hess Corp.	24	2,616
	Kinder Morgan, Inc.	131	2,180
	Marathon Oil Corp.	153	3,455
	Marathon Petroleum Corp.	114	11,324
	Occidental Petroleum Corp.	320	19,664
	ONEOK, Inc.	204	10,453
	Phillips 66	134	10,816
	Pioneer Natural Resources Co.	131	28,365
	Schlumberger NV	25	897
	Valero Energy Corp.	77	8,227
	The Williams Cos., Inc.	242	6,928
			380,398

9.67%	FINANCIALS
	Aflac, Inc.	258	14,500
	The Allstate Corp.	337	41,967
	American Express Co.	939	126,680
	AON PLC - Class A	234	62,682
	Assurant, Inc.	10	1,453
	BlackRock, Inc.	77	42,372
	Brown & Brown, Inc.	69	4,173
	Cboe Global Markets, Inc.	217	25,469
	Chubb Ltd.	74	13,459
	Discover Financial Services	815	74,100

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
	FactSet Research Sysems, Inc.	38	$15,204
	Hartford Financial Services	169	10,468
	MarketAxess Holdings, Inc.	14	3,115
	Marsh & Mclennan Cos, Inc.	364	54,342
	Moody’s Corporation	757	184,034
	PNC Financial Services Group, Inc.	92	13,747
	The Progressive Corp.	215	24,985
	S&P Global, Inc.	1,001	305,655
	Synchrony Financial	1,163	32,785
	T. Rowe Price Group, Inc.	367	38,539
	Travelers Companies, Inc.	35	5,362
	Willis Towers Watson Plc*	33	6,631
			1,101,722

16.34%	HEALTHCARE
	Abbott Laboratories	520	50,315
	AbbVie, Inc.	1,796	241,041
	Abiomed, Inc.*	2	491
	Agilent Technologies, Inc.	77	9,359
	Align Technology, Inc.*	9	1,864
	Amgen, Inc.	411	92,639
	Becton Dickinson and Co.	25	5,571
	Biogen, Inc.*	132	35,244
	Bio-Rad Laboratories, Inc. - Class A*	1	417
	Bio-Techne Corp.	4	1,136
	Boston Scientific Corp.	237	9,179
	Bristol-Myers Squibb Co.	2,021	143,673
	Cardinal Health, Inc.	192	12,803
	Cigna Corp	63	17,481
	Cooper Cos., Inc.	4	1,056
	CVS Health Corp.	450	42,916
	DaVita, Inc.*	53	4,387
	Dentsply Sirona, Inc.	11	312
	Edwards Lifesciences Corp.*	139	11,486
	Eli Lilly & Co.	243	78,574
	Gilead Sciences, Inc.	1,155	71,252
	HCA Healthcare, Inc.	221	40,618
	Henry Schein, Inc.*	57	3,749
	Hologic, Inc.	242	15,614
	IDEXX Laboratories, Inc.*	30	9,774
	Illumina, Inc.*	8	1,526
	IQVIA Holdings, Inc.*	181	32,786

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
	Johnson & Johnson	1,746	$285,227
	Laboratory Corp of America Holdings	77	15,770
	McKesson Corp.	159	54,039
	Medtronic PLC	196	15,827
	Mettler-Toledo International, Inc.*	25	27,103
	Moderna, Inc.*	434	51,320
	Molina Healthcare, Inc.*	27	8,906
	Organon & Co.	248	5,803
	Pfizer, Inc.	5,137	224,795
	Quest Diagnostics, Inc.	85	10,429
	Regeneron Pharmaceuticals, Inc.*	78	53,732
	ResMed, Inc.	17	3,711
	Stryker Corp.	80	16,203
	Teleflex, Inc.	13	2,619
	UnitedHealth Group, Inc.	171	86,362
	Universal Health Services, Inc. - Class B	26	2,293
	Vertex Pharmaceuticals, Inc.*	105	30,402
	Viatris, Inc.	297	2,530
	Waters Corp.*	24	6,469
	West Pharmaceutical Services, Inc.	4	984
	Zimmer Biomet Holdings, Inc.	24	2,509
	Zoetis, Inc.	139	20,612
			1,862,908

6.75%	INDUSTRIALS
	3M Co.	281	31,050
	A.O. Smith Corp.	54	2,623
	Allegion PLC	72	6,457
	Carrier Global Corp.	298	10,597
	Caterpillar, Inc.	178	29,206
	Cintas Corp.	28	10,869
	CSX Corp.	1,332	35,484
	Cummins, Inc.	69	14,042
	Deere & Co.	138	46,077
	Dover Corp.	67	7,811
	Eaton Corp., PLC	1	133
	Emerson Electric Co.	173	12,667
	Expeditors International of Washington, Inc.	116	10,244
	Fastenal Co.	138	6,354
	Fedex Corp.	127	18,856

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
	Fortune Brands Home & Security	140	$7,517
	Generac Holdings, Inc.*	59	10,510
	General Dynamics Corp.	58	12,306
	WW Grainger, Inc.	21	10,273
	Honeywell International, Inc.	242	40,407
	JB Hunt Transport Services, Inc.	54	8,447
	IDEX Corp.*	10	1,998
	Illinois Tool Works, Inc.	132	23,846
	Ingersoll Rand, Inc.	365	15,790
	Johnson Controls International	1	49
	L3Harris Technologies, Inc.	27	5,611
	Leidos Holdings, Inc.	200	17,494
	Lockheed Martin Corp.	140	54,081
	Masco Corp.	378	17,649
	Nielsen Holdings PLC	494	13,694
	Nordson Corp.	17	3,609
	Norfolk Southern Corp.	118	24,739
	Northrop Grumman Corp.	84	39,507
	Old Dominion Freight	43	10,697
	Paccar, Inc.	116	9,708
	Parker-Hannifin Corp.	32	7,754
	Pentair PLC	133	5,404
	Republic Services, Inc.	1	136
	Robert Half International, Inc.	36	2,754
	Rollins, Inc.	78	2,705
	Snap-On, Inc.	29	5,839
	Textron, Inc.	26	1,515
	Trane Technologies PLC	66	9,557
	TransDigm Group, Inc.	9	4,724
	Union Pac Corp.	367	71,499
	United Rentals ,Inc.	42	11,345
	United Parcel Services, Inc. - Class B	337	54,439
	Verisk Analytics, Inc.	97	16,541
	Wabtec Corp.	48	3,905
	Waste Management, Inc.	1	160
	Xylem, Inc.	7	612
			769,291

16.28%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc.*	470	29,779
	Amphenol Corp. Class A	179	11,986
	Analog Devices, Inc.	44	6,131

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

Security Description	Number of Shares	Fair Value
ANSYS, Inc.*	9	$1,995
Apple, Inc.	5,844	807,641
Applied Materials, Inc.	741	60,710
Arista Networks, Inc.	52	5,870
Auto Desk*	47	8,780
Broadcom, Inc.	437	194,032
Cadence Design Systems*	37	6,047
Cisco Systems, Inc.	1,388	55,520
Corning, Inc.	248	7,197
EPAM Sysems, Inc.*	14	5,071
F5, Inc.*	15	2,171
Hewlett Packard Enterprise, Co.	366	4,385
HP, Inc.	1,204	30,004
Intel Corp	3,202	82,516
International Business Machines	135	16,039
Intuit, Inc.	48	18,591
IPG Photonics Corp.*	5	422
Juniper Networks, Inc.	66	1,724
Keysight Technologies, Inc.	49	7,711
KLA Corp.	129	39,039
Lam Research Corp.	98	35,868
Microchip Technology, Inc.	189	11,535
Micron Technology, Inc.	393	19,689
Monolithic Power Systems, Inc.	2	727
Motorola Solutions, Inc.	55	12,318
NXP Semiconductors NV	195	28,764
PayPal Holdings, Inc.*	359	30,899
Qorvo, Inc.*	63	5,003
Qualcomm, Inc.	662	74,793
Roper Technologies, Inc.	108	38,841
Seagate Technology Holdings PLC	64	3,407
ServiceNow, Inc.*	7	2,643
SolarEdge Technologies, Inc.*	5	1,157
Synopsys, Inc.*	24	7,332
Te Connectivity, Ltd.	75	8,277
Teradyne, Inc.	87	6,538
Texas Instruments, Inc.	967	149,672
Trimble Navigation, Ltd.	89	4,830
Zebra Technologies Corp. - Class A*	37	9,694
		1,855,348

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
1.85%	MATERIALS
	Air Products and Chemicals, Inc.	36	$8,378
	Amcor PLC	276	2,961
	Ball Corp.	149	7,200
	Celanese Corp.	80	7,227
	CF Industries Holdings, Inc.	98	9,432
	Corteva, Inc.	133	7,601
	DOW, Inc.	295	12,959
	Dupont de Nemours, Inc.	7	353
	Eastman Chemical Co.	24	1,705
	FMC Corp.	105	11,099
	Freeport-McMoRan, Inc.	727	19,869
	International Paper Co.	183	5,801
	Linde PLC	31	8,357
	LyondellBasell Industries NV	423	31,843
	The Mosaic Co.	127	6,138
	Newmont Goldcorp Corp.	54	2,270
	Nucor Corp.	244	26,106
	Packaging Corporation of America	34	3,818
	Sealed Air Corp.	72	3,205
	The Sherwin-Williams Co.	164	33,579
	Vulcan Materials Co.	8	1,262
	Westrock Co.	11	340
			211,503

0.83%	REAL ESTATE
	AvalonBay Communities, Inc.	6	1,105
	Boston Properties, Inc.	49	3,674
	CBRE Group, Inc.*	253	17,080
	Crown Castle International Corp.	75	10,841
	Digital Realty Trust, Inc.	34	3,372
	Equity Residential	73	4,907
	Essex Property	5	1,211
	Extra Space Storage, Inc.	31	5,354
	Federal Realty OP LP	10	901
	Healthpeak Properties, Inc.	58	1,329
	Iron Mountain, Inc.	106	4,661
	Kimco Realty Corp.	55	1,013
	Mid-America Apartment	6	930
	Prologis, Inc.	36	3,658
	Regency Centers Corp.	4	215

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
	Simon Property Group, Inc.	279	$25,040
	Ventas, Inc.	105	4,218
	Weyerhaeuser Co.	168	4,798
			94,307

12.93%	SOFTWARE & SERVICES
	Accenture PLC	263	67,670
	Adobe, Inc.*	256	70,451
	Akamai Technologies, Inc.*	52	4,177
	Cognizant Technology Solutions	154	8,846
	Fidelity National Information	447	33,780
	Fiserv, Inc.*	613	57,358
	Gartner, Inc.*	64	17,708
	Global Payments, Inc.	240	25,932
	Jack Henry & Associates, Inc.	9	1,640
	Mastercard, Inc. - Class A	1,200	341,208
	Microsoft Corp.	2,599	605,307
	NortonLifeLock, Inc.	97	1,954
	Oracle Corp.	1,556	95,025
	Paychex, Inc.	48	5,386
	Verisign, Inc.*	136	23,623
	Visa, Inc.	638	113,341
			1,473,406

0.38%	UTILITIES
	American Water Works Co., Inc.	35	4,556
	CMS Energy Corp.	58	3,378
	Consellation Energy Corp.	330	27,453
	FirstEnergy Corp.	47	1,739
	NRG Energy, Inc.	88	3,368
	PPL Corp.	120	3,042
			43,536

98.28%	TOTAL COMMON STOCKS		11,200,852

98.28%	TOTAL INVESTMENTS		$11,200,852
1.72%	Other assets, net of liabilities		196,456
100.00%	NET ASSETS		$11,397,308

*Non-income producing

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$11,200,852	$—	$—	$11,200,852
Total Investments	$11,200,852	$—	$—	$11,200,852

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2022.

At September 30, 2022, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $13,984,716 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$113,602
Gross unrealized depreciation	(2,897,466)
Net unrealized appreciation	$(2,783,864)